Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues [Abstract]
Total revenues	$ 171,659	$ 108,789	$ 340,124	$ 239,274
Voyage expenses (notes 2, 3 and 13a)	86,933	19,430	166,926	43,185
Vessel operating expenses (note 13a)	(52,652)	(46,853)	(105,647)	(90,991)
Time-charter hire expense	(5,697)	(7,997)	(10,380)	(21,624)
Depreciation and amortization	(29,573)	(24,415)	(59,003)	(49,324)
General and administrative expenses (note 13a)	(9,407)	(8,365)	(19,192)	(17,253)
Gain (loss) on sale of vessels (note 14)	170	(142)	170	(4,569)
Restructuring charges	(982)	0	(982)	0
(Loss) income from operations	(13,415)	1,587	(21,836)	12,328
Interest expense	(13,931)	(7,076)	(26,660)	(14,382)
Interest income	160	360	318	439
Realized and unrealized gain (loss) on derivative instruments (note 9)	1,116	(1,560)	4,129	(1,099)
Equity (loss) income (note 6)	(70)	(28,027)	624	(26,900)
Other expense (note 10)	(1,273)	(2,761)	(3,141)	(4,150)
Net loss	$ (27,413)	$ (37,477)	$ (46,566)	$ (33,764)
Per common share amounts (note 15)
- Basic loss per share (usd per share)	$ (0.10)	$ (0.21)	$ (0.17)	$ (0.19)
- Diluted loss per share (usd per share)	(0.10)	(0.21)	(0.17)	(0.19)
- Cash dividends declared (usd per share)	$ 0	$ 0.03	$ 0.03	$ 0.06
Weighted-average number of Class A and Class B common stock outstanding (note 15)
- Basic and diluted (shares)	268,558,556	179,197,658	268,426,201	178,665,430
Voyage charter revenues
Revenues [Abstract]
Total revenues	$ 144,328	$ 30,140	$ 279,970	$ 69,484
Time-charter revenues
Revenues [Abstract]
Total revenues	17,384	30,091	39,494	60,421
Other revenues
Revenues [Abstract]
Total revenues	9,947	15,458	20,660	29,080
Net pool revenues
Revenues [Abstract]
Total revenues	$ 0	$ 33,100	$ 0	$ 80,289